Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2024
Expenses by nature
Schedule of expenses by nature

EUR’000	Note	2024	2023	2022
Cost of sales
Right-of-use asset depreciation	14	235	30	—
Insurance		2,754	1,573	1,933
Vessel depreciation	13	53,696	22,484	21,664
Impairment of property, plant and equipment	13	—	5,000	—
Crewing costs paid to a related party and an external party	27	—	—	61
Offshore employee compensation	6	32,285	15,921	13,089
Fuel and oil		2,976	711	1,113
Maintenance		7,886	5,121	4,039
Messing costs		2,948	1,448	1,428
Seafarer travel		7,110	2,835	2,589
Specific charter costs		10,776	4,052	2,623
Utilities		1,308	389	689
Other operating expenses		2,254	294	309
Total cost of sales		124,228	59,858	49,537
Administrative expenses
Depreciation and amortisation	12, 13, 14	2,522	534	1,020
Onshore employee compensation	6	33,132	18,889	9,905
Repair and maintenance expenses		3,020	1,123	796
Legal and professional fees		7,576	2,122	1,047
Transaction costs		—	7,707	—
Rental expenses		1,757	751	582
Travel expense		1,988	985	612
Marketing and entertainment expenses		1,283	602	788
Other expenses		5,823	1,745	946
Total administrative expenses		57,101	34,458	15,696

Schedule of components of auditor remuneration

EUR’000	2024	2023	2022
Statutory audit	2,016	474	125
Other assurance services	264	1,608	—
Tax services	9	2	105
Other services	22	606	51
Total	2,311	2,690	281